SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2016	May 31, 2016	May 31, 2015
Accounting Policies [Abstract]
Common stock equivalents, outstanding	1,533,000	101,000
Allowance for doubtful accounts		$ 0
Advertising and promotion expense		$ 5,000	$ 3,400